CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest income	$ 4,696,241,574	$ 6,933,449,775	$ 4,267,782,358
Interest expense	(1,767,275,340)	(3,389,943,816)	(1,970,167,737)
NET INTEREST INCOME	2,928,966,234	3,543,505,959	2,297,614,621
Fee and commission income	548,839,620	553,863,559	537,969,789
Fee and commission expense	(266,256,295)	(251,270,573)	(220,994,595)
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	152,692,993	(45,061,608)	101,054,719
Gains (Losses) on derecognition of financial assets not measured at fair value through profit or loss, net	241,671,545	88,391,254	1,966,214
Exchange differences, net	54,636,460	457,541,435	54,772,068
Other operating income	142,790,472	146,440,914	143,506,300
Other operating expenses	(491,172,138)	(571,855,776)	(418,543,458)
GROSS INCOME	3,312,168,891	3,921,555,164	2,497,345,658
Administrative costs	(1,079,873,320)	(1,083,513,789)	(923,059,270)
Personnel benefits	(516,301,039)	(540,989,136)	(461,751,067)
Other administrative expenses	(563,572,281)	(542,524,653)	(461,308,203)
Depreciation and amortization	(79,611,677)	(62,448,521)	(74,412,260)
Impairment of financial assets	(290,406,994)	(290,935,480)	(214,784,580)
Loss on net monetary position	(1,421,247,270)	(1,804,868,429)	(905,994,003)
NET OPERATING INCOME	441,029,630	679,788,945	379,095,545
Shared of profit or loss of entities accounted using the equity method	50,755	2,518,723	(3,163,436)
PROFIT BEFORE TAX	441,080,385	682,307,668	375,932,109
Income tax (expense) benefit	(76,264,805)	(339,863,041)	17,114,200
PROFIT FOR THE YEAR	364,815,580	342,444,627	393,046,309
Attributable to owners of the Bank	360,405,364	341,579,597	399,017,982
Attributable to non-controlling interest	$ 4,410,216	$ 865,030	$ (5,971,673)
EARNINGS PER SHARE
Basic earnings per share (in ARS per share)	$ 588.2152	$ 557.4898	$ 651.2346
Diluted earnings per share (in ARS per share)	$ 588.2152	$ 557.4898	$ 651.2346